Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020	Aug. 31, 2019
Income Tax Disclosure [Abstract]
Expected federal income tax benefit at statutory rate			$ 1,041,213	$ 81,815
Nondeductible items			(127,358)	(1,068)
Change in valuation allowance			(913,855)	(80,747)
Income tax benefit	$ 0	$ 0	$ 0	$ 0